Operating Segment Information - Summary of Revenues from External Customers by Category of Products and Services (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)	₱ 161,355	₱ 152,369	₱ 150,172
Non-service revenues (Note 5)	7,832	10,545	8,761
Revenues	169,187	162,914	158,933
Wireless [Member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)	88,243	80,265	86,128
Revenues	94,488	87,193	91,311
Wireless [Member] | Mobile [member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)	87,823	79,904	83,166
Wireless [Member] | Home broadband [member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)	85	155	2,547
Wireless [Member] | MVNO and others [member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)	335	206	415
Wireless [Member] | Sale of mobile handsets and broadband data modems [member]
Disclosure Of Operating Segments [Line Items]
Non-service revenues (Note 5)	6,245	6,928	5,183
Fixed Line [Member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)	73,112	71,020	62,818
Non-service revenues (Note 5)	1,587	3,573	3,578
Revenues	74,699	74,593	66,396
Fixed Line [Member] | Voice [member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)	19,890	21,148	24,303
Fixed Line [Member] | Data [member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)	52,787	49,504	37,445
Fixed Line [Member] | Miscellaneous [member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)	435	368	1,070
Fixed Line [Member] | Sale of computers, phone units and SIM cards [member]
Disclosure Of Operating Segments [Line Items]
Non-service revenues (Note 5)	1,193	3,056	2,706
Fixed Line [Member] | Point-product-sales [member]
Disclosure Of Operating Segments [Line Items]
Non-service revenues (Note 5)	₱ 394	517	872
All other services segments [Member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)		₱ 1,128	₱ 1,226